Derivative Instruments (Details) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (387,941)	$ 14,668,997
Percent of Total	100.00%	100.00%
Australian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 113,405	$ 781,325
Percent of Total	(29.23%)	5.33%
Brazilian real [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 20
Percent of Total	(0.01%)
British Pound [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (137,801)	$ (203,259)
Percent of Total	35.52%	(1.39%)
Canadian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 182,285	$ 21,819
Percent of Total	(46.99%)	0.15%
Euro [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 1,775,867	$ 5,148,929
Percent of Total	(457.77%)	35.10%
Hong Kong Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 162,175	$ (172,499)
Percent of Total	(41.80%)	(1.18%)
Japanese Yen [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (885,850)	$ 392,543
Percent of Total	228.35%	2.68%
Korean Won [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 765,900	$ (180)
Percent of Total	(197.43%)
Malaysian Ringgit [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (29,911)	$ 48,869
Percent of Total	7.71%	0.33%
Norwegian Krone [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (423,000)	$ 244,618
Percent of Total	109.04%	1.67%
Polish Zloty [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 264,515	$ (42,562)
Percent of Total	(68.18%)	(0.29%)
Singapore Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 2,740	$ (11,181)
Percent of Total	(0.71%)	(0.08%)
South African Rand [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 87,305	$ 42,646
Percent of Total	(22.50%)	0.29%
Swedish Krona [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 112,125	$ 107,384
Percent of Total	(28.90%)	0.73%
Thai Baht [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (3,188)	$ (844)
Percent of Total	0.82%	(0.01%)
U.S. Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (2,370,383)	$ 8,311,389
Percent of Total	611.01%	56.67%
Taiwan dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (4,145)
Percent of Total	1.07%